Revenue - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue
Revenue	$ 11,323,744	$ 23,050,619	$ 29,168,546
Online VIP membership revenue
Revenue
Revenue	8,030,991	17,986,028	23,988,077
Online SVIP membership revenue
Revenue
Revenue	2,157,514	4,297,915	4,967,186
Technical service revenue
Revenue
Revenue	$ 1,135,239	$ 766,676	$ 213,283